COMMITMENTS AND CONTINGENCIES - Brand Ambassador Program (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Revenue recognized	$ 600	$ 500	$ 1,200	$ 1,300	$ 2,900	$ 3,100	$ 1,500
Expenses recognized	500	$ 800	1,100	$ 1,500	2,800	2,900	$ 1,000
Accrued expenses recognized	3,200		3,200		3,500	3,800
Prepaid expenses and other current assets recognized	$ 0		$ 0		$ 0	$ 0